INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of
	December 31,	June 30,
	2022	2023
Intangible assets with indefinite lives:
Brand names	5,111	5,336
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	368	380
Purchased software	128	134
Other intangible assets	77	80
Total	5,876	6,122
Less: Accumulated amortization	178	200
Less: Accumulated impairment loss	420	447
Total	5,278	5,475

Schedule of estimated amortization expense

Amortization for
Intangible Assets
Remainder of 2023	19
2024	33
2025	33
2026	31
2027	26
Thereafter	158
Total	300